Financial Derivatives - Schedule of Derivative Instruments in Statement of Financial Position (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 6,691,851	$ 6,815,268
Financial derivatives Assets, at fair value	19,718	31,173
Financial derivatives Liability, at fair value	75,708	150,682
Collateral Pledged	9,844	60,311
Derivative Asset	19,718	29,523
Financial derivatives, Liabilities	65,864	90,371
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Credit Risk Valuation Adjustment, Derivative Assets	201	27
Derivative Credit Risk Valuation Adjustment, Derivative Liabilities	156	584
Interest Rate Swap, Pay Fixed Non-Callable [Member] | Fair Value Hedging [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	900,000	950,000
Fair Value Hedge Assets	0	0
Fair Value Hedge Liabilities	28,989	58,758
Derivative, Weighted-Average Pay Rate	2.25%	2.20%
Derivative, Weighted-Average Receive Rate	0.24%	0.31%
Derivative, Average Remaining Maturity	3 years 3 months 0 days	4 years 0 months 25 days
Interest Rate Swap, Pay Fixed Non-Callable [Member] | Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	10,000
Cash Flow Hedge Assets at Fair Value	68
Cash Flow Hedge Liabilities at Fair Value	0
Derivative, Weighted-Average Pay Rate	2.50%
Derivative, Weighted-Average Receive Rate	0.48%
Derivative, Average Remaining Maturity	6 years 11 months 12 days
Interest Rate Swap, Pay Fixed Non-Callable [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	806,596	805,622
Derivative, Weighted-Average Pay Rate	4.63%	4.83%
Derivative, Weighted-Average Receive Rate	0.24%	0.32%
Derivative, Average Remaining Maturity	4 years 10 months 10 days	4 years 1 month 20 days
Financial derivatives Assets, at fair value	7,570	357
Financial derivatives Liability, at fair value	45,360	91,205
Interest Rate Swap, Receive Fixed Non-Callable [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	4,324,663	4,135,149
Derivative, Weighted-Average Pay Rate	0.27%	0.33%
Derivative, Weighted-Average Receive Rate	0.70%	0.85%
Derivative, Average Remaining Maturity	0 years 6 months 11 days	8 months 26 days
Financial derivatives Assets, at fair value	11,836	30,338
Financial derivatives Liability, at fair value	262	211
Interest Rate Swap, Receive Fixed Callable [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	175,000	245,000
Derivative, Weighted-Average Pay Rate	0.10%	0.15%
Derivative, Weighted-Average Receive Rate	0.65%	0.55%
Derivative, Average Remaining Maturity	3 years 3 months 18 days	3 years 10 months 20 days
Financial derivatives Assets, at fair value	83	6
Financial derivatives Liability, at fair value	934	238
Basis Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	404,288	609,262
Derivative, Weighted-Average Pay Rate	0.32%	0.43%
Derivative, Weighted-Average Receive Rate	0.29%	0.36%
Derivative, Average Remaining Maturity	1 year 6 months 7 days	1 year 3 months 14 days
Financial derivatives Assets, at fair value	276	499
Financial derivatives Liability, at fair value	318	784
Agency Forward [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	65,704	59,035
Financial derivatives Assets, at fair value	86	0
Financial derivatives Liability, at fair value	0	58
Derivative, Weighted-Average Forward Price	$ 98.91	$ 101.22
Treasury Futures [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	5,600	11,200
Financial derivatives Assets, at fair value	0	0
Financial derivatives Liability, at fair value	1	12
Derivative, Weighted-Average Forward Price	$ 123.02	$ 129.77
Cash [Member]
Derivatives, Fair Value [Line Items]
Collateral Received	0	1,650
Collateral Pledged	$ 9,800	$ 60,300